Technology Intellectual Property (Tables)	6 Months Ended
Jun. 30, 2013
Technology Intellectual Property Tables
Schedule of technology intellectual property
	Cost $	Accumulated amortization $	Write-down $	June 30, 2013 Net carrying value $	December 31, 2012 Net carrying value $

iPMine technology	10,000,300	832	9,970,020	29,448	–